Transactions with related parties, textuals (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Related Party Transaction [Line Items]
Due to related parties, current	$ 133		$ 136
Altair Travel Agency Sa [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	579	$ 487
Due to related parties, current	13		79
Diana Shipping Inc [Member]
Related Party Transaction [Line Items]
Due to related parties, current	$ 65		57
Debt instrument issuance date	May 20, 2013
Debt instrument face amount	$ 50,000
Debt instrument description of variable rate basis	Libor
Loan margin percentage	5.00%
Back-end fee percentage	1.25%
Debt instrument maturity date	Aug. 20, 2017
Interest expense on related party debt	$ 1,615	1,610
Accrued back-end fee on related party debt	1,181		867
Diana Enterprises Inc [Member]
Related Party Transaction [Line Items]
Monthly brokerage fee	$ 121
Contract maturity date	Mar. 31, 2016
Related party transaction, amounts of transaction	$ 726	$ 725
Due to related parties, current	$ 0		$ 0